Label	Element	Value
Amplify SILJ Junior Silver Miners Covered Call ETF | Amplify Junior Silver Miners ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.60%
Amplify SILJ Junior Silver Miners Covered Call ETF | First Majestic Silver Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Amplify SILJ Junior Silver Miners Covered Call ETF | Hecla Mining Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.70%
Amplify SILJ Junior Silver Miners Covered Call ETF | McEwen, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Amplify SILJ Junior Silver Miners Covered Call ETF | Seabridge Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Amplify SILJ Junior Silver Miners Covered Call ETF | Endeavour Silver Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Amplify SILJ Junior Silver Miners Covered Call ETF | Wheaton Precious Metals Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Amplify SILJ Junior Silver Miners Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Amplify SILJ Junior Silver Miners Covered Call ETF | Skeena Resources Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Amplify SILJ Junior Silver Miners Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%